Annual Total Returns- SP SmallCap 600 Pure Growth Fund (Class H) [BarChart] - Class H - SP SmallCap 600 Pure Growth Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.44%	10.42%	40.88%	0.22%	(0.52%)	18.37%	16.14%	(8.93%)	12.44%	16.07%